Summary of Significant Accounting Policies - Schedule of Property and Equipment, Net Estimated Useful Lives (Details)	Jun. 30, 2025
Leasehold Improvement [Member]
Schedule of Property and Equipment, Net Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of the lease term or estimated economic life
Computer and Electronic Equipment [Member
Schedule of Property and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful life	3 years
Molds [Member] | Minimum [Member]
Schedule of Property and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful life	3 years
Molds [Member] | Maximum [Member]
Schedule of Property and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful life	5 years
Furniture [Member] | Minimum [Member]
Schedule of Property and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful life	3 years
Furniture [Member] | Maximum [Member]
Schedule of Property and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful life	5 years
Motor vehicles [Member]
Schedule of Property and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful life	4 years